UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Gryphon International Investment Corp
Address:      20 Bay Street, Suite 1905
              Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299

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
Signature, Place and Date of Signing       /s/ Alexander H.M. Becks         Toronto, Ontario, Canada         August 9,2007
                                        --------------------------          ------------------------         -------------------
                                         [Signature]                         [City, State]                    [Date]
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Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0



Form 13F Information Table Entry Total:     45 Data Records



Form 13F Information Table Value Total:     $264,769

                                            (thousands)


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FORM 13F INFORMATION TABLE

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
                                                                                                            VOTING AUTHORITY

NAME OF ISSUER                 TITLE    CUSIP        VALUE     SHARES/    SH/  PUT/   INVSTMT    OTHER    SOLE       SHARED    NONE
                               OF                    x($1000)  PRN AMT    PRN  CALL   DISCRETN   MGRS
                               CLASS

Aflac Inc                      Common   001055102    10,100    196,490    SH          SOLE       NONE     196,490    0         0

Aflac Inc                      Common   001055102    2,655     51,660     SH          DEFINED             0          51,660    0

Allstate Corp                  Common   020002101    391       6,350      SH          SOLE       NONE     6,350      0         0

Allstate Corp                  Common   020002101    215       3,500      SH          DEFINED             0          3,500     0

American Express Co            Common   025816109    10,413    170,195    SH          SOLE       NONE     170,195    0         0

American Express Co            Common   025816109    2,850     46,585     SH          DEFINED             0          46,585    0

Apache Corp                    Common   037411105    8,698     106,610    SH          SOLE       NONE     106,610

Apache Corp                    Common   037411105    2,265     27,757     SH          DEFINED             0          27,757    0

Biomet Inc                     Common   090613100    41        900        SH          SOLE       NONE     900        0         0

Biomet Inc                     Common   090613100    94        2,050      SH          DEFINED             0          2,050     0

BJ Svcs Co                     Common   055482103    6,408     225,330    SH          SOLE       NONE     225,330    0         0

BJ Svcs Co                     Common   055482103    2,112     74,270     SH          DEFINED             0          74,270    0

Bunge Limited                  Common   G16962105    12,592    149,014    SH          SOLE       NONE     149,014    0         0

Bunge Limited                  Common   G16962105    3,748     44,355     SH          DEFINED             0          44,355    0

Clarcor Inc                    Common   179895107    12,698    339,258    SH          SOLE       NONE     339,258    0         0

Clarcor Inc                    Common   179895107    3,376     90,205     SH          DEFINED             0          90,205    0

Danaher Corp Del               Common   235851102    12,027    159,300    SH          SOLE       NONE     159,300    0         0

Danaher Corp Del               Common   235851102    3,073     40,705     SH          DEFINED             0          40,705    0


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
Dean Foods Co New              Common   242370104    8,465     265,614    SH          SOLE       NONE     265,614    0         0

Dean Foods Co New              Common   242370104    2,077     65,179     SH          DEFINED             0          65,179    0

Dover Corp                     Common   260003108    10,159    198,620    SH          SOLE       NONE     198,620    0         0

Dover Corp                     Common   260003108    2,675     52,305     SH          DEFINED             0          52,305    0

Fedex Corp                     Common   31428X106    11,102    100,045    SH          SOLE       NONE     100,045    0         0

Fedex Corp                     Common   31428X106    3,038     27,377     SH          DEFINED             0          27,377    0

Fiserv Inc                     Common   337738108    11,057    194,665    SH          SOLE       NONE     194,665    0         0

Fiserv Inc                     Common   337738108    2,691     47,370     SH          DEFINED             0          47,370    0

Honeywell Intl Inc             Common   438516106    13,287    236,080    SH          SOLE       NONE     236,080    0         0

Honeywell Intl Inc             Common   438516106    3,357     59,650     SH          DEFINED             0          59,650    0

Smucker J M Co                 Common   832696405    10,599    166,501    SH          SOLE       NONE     166,501    0         0

Smucker J M Co                 Common   832696405    2,655     41,705     SH          DEFINED             0          41,705    0

Perkinelmer Inc                Common   714046109    7,578     290,800    SH          SOLE       NONE     290,800    0         0

Perkinelmer Inc                Common   714046109    1,723     66,110     SH          DEFINED             0          66,110    0

Praxair Inc                    Common   74005P104    13,716    190,533    SH          SOLE       NONE     190,533    0         0

Praxair Inc                    Common   74005P104    3,690     51,252     SH          DEFINED             0          51,252    0

Sysco Corp                     Common   871829107    10        300        SH          DEFINED             0          300       0

Thermo Fisher Scientific Inc   Common   883556102    13,712    265,120    SH          SOLE       NONE     265,120    0         0

Thermo Fisher Scientific Inc   Common   883556102    3,139     60,690     SH          DEFINED             0          60,690    0

TJX Cos Inc New                Common   872540109    9,683     352,105    SH          SOLE       NONE     352,105    0         0

TJX Cos Inc New                Common   872540109    2,467     89,695     SH          DEFINED             0          89,695    0

Watts Water Technologies Inc   CL A     942749102    8,714     232,550    SH          SOLE       NONE     232,550    0         0

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

Watts Water Technologies Inc   CL A     942749102    2,279     60,820     SH          DEFINED             60,820     0         0

MEMC Electr Matls Inc          Common   552715104    13,353    218,470    SH          SOLE       NONE     218,470    0         0

MEMC Electr Matls Inc          Common   552715104    3,328     54,455     SH          DEFINED             54,455     0         0

Respironics Inc                Common   761230101    5,123     120,290    SH          SOLE       NONE     120,290    0         0

Respironics Inc                Common   761230101    1,335     31,355     SH          DEFINED             31,355     0         0

S REPORT SUMMARY               45 DATA                                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                               RECORDS
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